Loans and borrowings	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

(EUR thousand)		As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2022	2021	2020
Non-current financing - Term senior debt		—	—	634,267
Non-current financing - Senior debt facility		630,000	630,000	—
Capitalized financing fees		(6,446)	(8,255)	(9,672)
Revolving Credit Facility (RCF)		99,000	99,000	—
Other bank overdraft		676	111	1,081
Total	18	723,230	720,856	625,676
Current portion		676	111	1,081
Non-current portion		722,554	720,745	624,595
Total	18	723,230	720,856	625,676

(EUR thousand)	As of March 31
	2022			2021			2020
	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest
Term senior debt	—	—	n.a.	—	—	n.a.	625,507	613,220	3.61%
Senior debt facility	623,554	631,864	3.13%	621,745	640,836	3.18%	—	—	n.a.
Capitalized financing fees - RCF	—	—	n.a.	—	—	n.a.	(912)	(912)	n.a.
Revolving Credit Facility (RCF)	99,000	99,000	2.50%	99,000	—	2.50%	—	—	n.a.
Total non-current	722,554	730,864		720,745	739,836		624,595	612,308
Other bank overdraft	676	676	10.75%	111	111	n.a.	1,081	1,081	n.a.
Total current	676	676		111	111		1,081	1,081

Total	723,230	731,540		720,856	739,947		625,676	613,389
The fair value of Senior debt facility loan has been estimated by discounting future cash flows using the nominal interest rate of the Senior debt facility. The fair value has been measured using observable inputs (level 2) in line with the fair value hierarchy.
The effective interest rate of the Term senior debt comprises of the amortization of debt costs, effects of IFRS 9 and the nominal interest rate of the debt.
On August 28, 2020, the group entered into a new Senior Facilities Agreement ("SFA").
The SFA comprises of a term loan of EUR630.0 million, fully drawn since inception and a Revolving Credit Facility (“RCF”) of EUR100.0 million which was drawn in cash for EUR99.0 million. The proceeds from the term loan under the SFA were used to fully repay the term loan of EUR630.0 million and amounts outstanding under the RCF of EUR79.0 million under the previous Term senior debt. The SFA has a maturity date of August 28, 2025.
The interest conditions of the term loan and RCF are set as the Euribor of the period with a floor of 0.00% plus a margin. The respective margins are dependent on the Total Net Leverage, which is calculated based on the Annual financial statements as per the below table.

Total Net Leverage	Term Loan	Revolving Credit Facility
> 4.00x	2.75%	2.50%
≤ 4.00x > 3.50x	2.25%	2.00%
≤ 3.50x > 3.00x	2.00%	1.75%
≤ 3.00x > 2.50x	1.75%	1.50%
≤ 2.50x > 2.00x	1.50%	1.25%
≤ 2.00x > 1.50x	1.25%	1.00%
≤ 1.50x	1.00%	0.75%
On December 16, 2020, based on the Total Net Leverage on September 30, 2020, the applicable interest conditions (margin included) on the term loan and the RCF moved to 2.75% and 2.50% (2.00% and 1.75% as of
August 28, 2020) respectively reflecting the change in credit risk. No change in these interest conditions has occurred since that date and as of March 31, 2022.
The financial covenant associated with the SFA is based on a predetermined Total Net Leverage level and is being tested semi-annually. Following the waiver described below, the first test date will be as of March 31, 2023, and the Company will be required to have a Total Net Leverage Ratio, defined as the ratio of Total Net Senior Debt as of March 31, 2023 to Consolidated Pro Forma EBITDA[4] for the financial year ending March 31, 2023. lower than 4.75x.
On February 3, 2021, Global Blue obtained a covenant waiver from its lenders under the SFA. The waiver provides that the semi-annual total net leverage financial covenant under the Facilities Agreement shall not be tested on the first two test dates, which would have been September 30, 2021 and March 31, 2022 as originally envisaged by the Facilities Agreement. On October 4, 2021, the waiver period was extended. Consequently, the first testing date of the total net leverage financial covenant will be March 31, 2023 (the “First Test Date”).
In connection to the terms of the waiver, Global Blue agreed that for the period from (and including) September 30, 2021 to (and excluding) September 30, 2022 (the “Waiver Period”), Global Blue shall ensure that the liquidity (being the aggregate amount of cash and cash equivalents of the Group and the aggregate amount available to the Company and its subsidiaries (the “Group”) on a committed or uncommitted basis for utilization under any facilities or other debt or equity financing) on the last day of each calendar month (or, if such day is not a business day, then on the next succeeding business day) shall not be less than EUR35.0 million (the “Liquidity Condition”).
The Liquidity Condition shall cease to apply if the revenues of the Group for any calendar month first being equal to or more than an amount equal to 40% of the revenues of the Group for the pre-COVID-19 period, namely the corresponding calendar month during the period from (and including) February 1, 2019 to (and including) January 31, 2020. If the Liquidity Condition is not met, the Company can cure a breach of the Liquidity Condition with the proceeds of equity or subordinated debt contributions or any other source available to the Group.
Under the SFA, on the First Test Date, the leverage ratio (being the ratio of total net debt to consolidated pro forma EBITDA of the Group) is required to be equal to or less than 4.75:1 (the “March 2023 Test”). No event of default will occur under the SFA if the Group has received sufficient proceeds from any equity contributions or subordinated debt which can be deemed to be applied to increasing the amount of consolidated pro forma EBITDA of the Group (an “EBITDA Cure”) or decreasing total net debt of the Group for the purposes of calculating the leverage ratio for the relevant test period. Based on the financial projections and forecasted liquidity of the Group, together with receipt of proceeds of the equity and debt transactions described in Note 44 which have been applied as an EBITDA Cure, Global Blue anticipates that it will be in compliance with the March 2023 Test.
The debt costs related to the old “SFA”, amounting to EUR9.7 million, were fully expensed in the financial year ended March 31, 2021.
For the senior debt facility, EUR9.3 million debt costs were recognized related to the new SFA. Out of this amount, EUR2.9 million were amortized as of March 31, 2022 (EUR1.1 million as of March 31, 2021).
Security
First-ranking security has been provided in favor of the lenders under the new SFA. This security includes pledges on the assets of material subsidiaries of the Company at the time of the conclusion of the transaction to the extent legally permitted and operationally practical. All debt being issued under the SFA ranks pari-passu.

(EUR thousand)		As of March 31
Security	Notes	2022	2021	2020
Pledge of shares of consolidated companies (net equity in subsidiaries)		163,029	236,808	93,743
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	19, 20, 21	48,617	17,609	94,286
Pledge of cash in hand	22	6,913	4,918	169,952
Bank overdrafts
Local credit facilities are available in certain jurisdictions and the facilities as per the end of the financial year are limited to EUR8.4 million (EUR18.2 million as of March 31, 2021, EUR21.4 million as of March 31, 2020). None of these local overdraft facilities were drawn as of March 31, 2022.
Revolving Credit Facility (“RCF”)
The total drawings under the RCF as of March 31, 2022 were EUR99.1 million (EUR99.2 million as of March 31, 2021). This consists of EUR99.0 million of cash drawings, and EUR0.1 million (EUR0.2 million March 31, 2021) of non-cash guarantees issued for commercial and financial reasons. This leaves the Group with EUR0.9 million (EUR0.8 million March 31, 2021) undrawn capacity. The RCF capacity does not qualify as cash and cash equivalents. Under the SFA, Global Blue is permitted to maintain the current level of cash drawings from the RCF until the maturity date of the facility, being August 28, 2025. At this moment, Global Blue does not intend to repay the cash drawings under the RCF within the next 12 months.